AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 20, 2008

File Nos. 333-57017 and 811-08821

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO.     ☐

POST-EFFECTIVE AMENDMENT NO. 34 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940 ☒

AMENDMENT NO. 35   ☒

RYDEX VARIABLE TRUST

(Exact Name of Registrant as Specified in Charter)

 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850

(Address of Principal Executive Offices, Zip Code)

(301)296-5100

(Registrant’s Telephone Number, including Area Code )

Carl G. Verboncoeur

9601 Blackwell Road, Suite 500

Rockville, Maryland 20850

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☐	on (date) pursuant to paragraph (b)(1)(v) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on (date) pursuant to paragraph (a)(1) of rule 485
☒	75 days after filing pursuant to paragraph (a)(2) of rule 485
☐	on (date) pursuant to paragraph (a)(2) of rule 485

RYDEX VARIABLE TRUST PROSPECTUS

____________, 2008

ALTERNATIVE INVESTMENT FUND

GLOBAL MARKET NEUTRAL

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

TABLE OF CONTENTS

ALTERNATIVE INVESTMENT FUND

5	GLOBAL MARKET NEUTRAL FUND

5	PRINCIPAL RISKS OF INVESTING IN THE FUND

6	DESCRIPTIONS OF PRINCIPAL RISKS

9	FUND PERFORMANCE

9	FUND FEES AND EXPENSES

10	MORE INFORMATION ABOUT THE FUND

10	INVESTMENT METHODOLOGY

10	PURCHASING AND REDEEMING SHARES

11	DIVIDENDS, DISTRIBUTIONS, AND TAXES

11	MANAGEMENT OF THE FUND

BC	ADDITIONAL INFORMATION

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RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

ALTERNATIVE INVESTMENT FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios ("funds") that are grouped into several categories according to each fund's investment strategy. This Prospectus describes shares of the Global Market Neutral Fund (the "Fund").

The Fund is advised by PADCO Advisors II, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor"). In addition, the Fund is sub-advised by Security Global Investors, LLC ("SGI" or the "Sub-Advisor").

Shares of the Fund are available primarily for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

PROSPECTUS
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GLOBAL MARKET NEUTRAL FUND

FUND OBJECTIVE

The Global Market Neutral Fund seeks to provide long-term absolute returns regardless of market conditions, while maintaining a low correlation to and mitigating the risks of the global equity market. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

To accomplish the Global Market Neutral Fund's investment objective, the Fund principally invests in long and short positions of common stock of companies, and related American Depositary Receipts, from all over the world that generally have a minimum market capitalization of $750 million.

The Fund will hold long securities that the Sub-Advisor believes will outperform the market, and will sell short securities expected to underperform the market. The decision to purchase, hold or short a security is primarily driven by a bottom-up fundamental screening process in which the Sub-Advisor focuses on analyzing individual companies rather than the industry in which a company operates or the market as a whole.

Once the investment universe has been narrowed, the Sub-Advisor focuses on the outliers within each economic sector represented in the investment universe and conducts a more intensive investment analysis. Outlier stocks can be grouped into two categories: (1) those which provide the greatest promise for out-performance (long positions) and (2) those which provide the greatest promise for underperformance (short positions). The Sub-Advisor then constructs the portfolio by selecting certain of the outlier stocks while considering sector weights and overall risk control. Generally, the long and short positions are matched on a variety of risk characteristics in order to abate the overall portfolio's exposure to systematic risk normally associated with global equity investing.

When the Fund engages in a short sale of a security, it sells a stock that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund must purchase the same stock in the market and return it to the lender. If the market price of the security decreases between the time the Fund borrowed it and when the Fund purchased the stock in the market, the Fund will earn money on the short sale. Conversely, if the price of the stock increases after the Fund borrows it, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. When the Fund settles a short sale, the broker effecting the short sale generally holds the proceeds of the short sale as collateral securing the Fund's obligation to cover the short position. The Fund may achieve the same result by borrowing the money from banks and using the proceeds to purchase additional securities in an amount up to 33 1/3% of the value of its total assets. When the Sub-Advisor deems it advisable, the Fund may borrow money and engage in short sales at the same time in seeking to achieve its investment objective. Each of these investment techniques is known as "leverage." The Sub-Advisor may sell a long position or close out a short position for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may invest in initial public offerings ("IPOs"), other investment companies and derivative instruments including, but not limited to, futures, swaps and options. The Fund may invest up to 100% of its assets in securities of foreign issuers depending upon market conditions. The Fund also may engage in frequent and active trading of portfolio securities to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Global Market Neutral Fund is subject to a number of risks that may affect the value of its shares including:

• Counterparty Credit Risk
• Currency Risk
• Depositary Receipt Risk
• Derivatives Risk
• Early Closing Risk
• Foreign Issuer Exposure Risk
• Initial Public Offering ("IPO") Risk
• Investment in Investment Companies Risk	• Leveraging Risk • Market Risk • Non-Diversification Risk • Portfolio Turnover Risk • Short Sales Risk • Small-Capitalization and Mid-Capitalization Securities Risk • Trading Halt Risk

Please see "Descriptions of Principal Risks" on the next page for a discussion of each of the principal risks that apply to the Fund.

PROSPECTUS
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DESCRIPTIONS OF PRINCIPAL RISKS

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

CURRENCY RISK – The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts or ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK – The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

• The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

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• Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK – The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

INITIAL PUBLIC OFFERING ("IPOs") RISK – The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may be more volatile than other securities, and may have a magnified performance impact on funds with a small asset bases. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. The Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

INVESTMENT IN INVESTMENT COMPANIES RISK – The Fund may purchase shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, as amended, and therefore, are not subject to the regulatory scheme of the Investment Company Act of 1940.

LEVERAGING RISK – The Fund may employ leverage and may invest in leveraged instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be

PROSPECTUS
7

subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses.

MARKET RISK – The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK – The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK – In comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRADING HALT RISK – The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price its outstanding contracts or securities.

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FUND PERFORMANCE

The Global Market Neutral Fund is new and therefore does not have a performance history for a full calendar year.

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLES AND EXAMPLES DO NO REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES (fees paid directly from your investment)[1]	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	1.20%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE
OTHER EXPENSES
SHORT DIVIDEND EXPENSE[1,2]	0.35%
REMAINING OTHER EXPENSES[1]	0.75%
TOTAL OTHER EXPENSES[1]	1.10%
TOTAL ANNUAL FUND OPERATING EXPENSES	2.30%

1 Because the Fund is new, "Short Dividend Expense," "Remaining Other Expenses" and "Total Other Expenses" is based on estimated amounts for the current fiscal year.

2 Short Dividend Expense occurs because the Fund short-sells an equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the purchaser and records this as an expense of the Fund and reflects the expense in its financial statements. However, any such dividend on a security sold short generally has the effect of reducing the market value of the shorted security – thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio would have equaled 1.95%.

EXAMPLE

The Example that follows is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

FUND	1 YEAR	3 YEARS
GLOBAL MARKET NEUTRAL	$233	$718

PROSPECTUS
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MORE INFORMATION ABOUT THE FUND:
INVESTMENT METHODOLOGY

ADVISOR'S INVESTMENT METHODOLOGY

Under the supervision of the Advisor, the Sub-Advisor develops and implements structured investment strategies designed to achieve the Fund's objective. In constructing a portfolio for the Fund, the Sub-Advisor employs quantitative and qualitative research methods to evaluate an investment universe of approximately 5,000 of the largest companies in the world to determine the most promising investment opportunities for the Fund. As part of this process, the Sub-Advisor evaluates a company's growth, profitability, and valuation characteristics (e.g., price-to-earnings ratios, growth rates and earnings estimates).

In determining whether to buy or short a security, the Sub-Advisor uses a bottom-up fundamental screening process in which the Sub-Advisor focuses on analyzing individual companies rather than the industry in which a company operates or the market as a whole. Once the investment universe has been narrowed, the Sub-Advisor focuses on the outliers within each economic sector represented in the investment universe and conducts a more intensive investment analysis to group the remaining stocks into two categories: (1) those which provide the greatest promise for out-performance (long positions) and (2) those which provide the greatest promise for underperformance (short positions). The Sub-Advisor then constructs the Fund's portfolio by selecting certain of these stocks while considering sector weights and overall risk control.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early – or as otherwise permitted by the U.S. Securities and Exchange Commission — the Fund reserves the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at www.rydexinvestments.com.

Shares of the Fund are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to the Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Fund reserves the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Unlike most other Rydex Funds, the Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Fund is sold primarily, directly and indirectly, through variable annuity and variable life insurance products, the Fund expects that all shares of the Fund will be owned, directly and indirectly, on an omnibus by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Fund's ability to prevent frequent trading of the Fund will be solely dependent on the ability and willingness of the various insurance companies to assist in its prevention. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

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NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of the Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders.

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early – such as on days in advance of holidays generally observed by the NYSE – the Fund will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. These dates are listed in the SAI. Each insurance company may have different rules about the timing and processing of transaction orders. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

In calculating NAV, the Fund generally values the U.S. securities held in its portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the fund's NAV calculation. The Fund may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Fund calculates NAV.

With respect to the foreign securities held in the Fund's portfolio, the Fund generally values those securities at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Fund prices its shares at the close of the NYSE. As such, the value assigned to the foreign securities held by the Fund may not be quoted or published prices of those securities on their primary markets or exchanges.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Fund's holdings can be found in the SAI.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of the Fund.

TAXES

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

PADCO Advisors II, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

PROSPECTUS
11

The Advisor monitors the performance, security holdings and investment management strategies of the Sub-Advisor. The Advisor also ensures compliance with the Fund's investment policies and guidelines. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities and oversight. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund will pay the Advisor a fee at an annualized rate based on the average daily net assets of the Fund, as set forth below:

FUND	ADVISORY FEE
GLOBAL MARKET NEUTRAL	1.20%

The Advisor pays the Sub-Advisor out of the advisory fees it receives. The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2008 approval of the Fund's investment advisory agreement is available in the Fund's September 30, 2008 Semi-Annual Report to Shareholders, which covers the period April 1, 2008 to September 30, 2008.

INVESTMENT SUB-ADVISOR

Security Global Investors, LLC, an SEC registered investment adviser located at 801 Montgomery Street, 2nd Floor, San Francisco, California 94133-5164, serves as investment sub-adviser to the Fund. The Sub-Advisor is an indirect wholly-owned subsidiary of Security Benefit Corporation and Security Benefit Life Company (together "Security Benefit"). Security Benefit is an affiliate of the Advisor. Rydex Investments, the Advisor's parent company, together with several other Rydex entities, are wholly-owned by Security Benefit and, therefore, the Sub-Advisor is an affiliate of the Advisor. Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.

A discussion regarding the basis for the Board's August 2008 approval of the Fund's investment sub-advisory agreement will be available in the Fund's September 30, 2008 Semi-Annual Report to Shareholders, which covers the period April 1, 2008 to September 30, 2008.

PORTFOLIO MANAGEMENT

On a day-to-day basis, the following two individuals are jointly and primarily responsible for the management of the Fund.

Mark Kress, CFA, Portfolio Manager, Quantitative Analyst, Global Equities – Mr. Kress joined the Sub-Advisor's global equity team in 2001, bringing over 10 years of investment experience developing and maintaining systems specific to investment processes to SGI. Mark holds a B.S. degree in Managerial Economics from the University of California at Davis and an M.B.A. from the University of California at Berkeley Haas School of Business. He is a Chartered Financial Analyst. Mr. Kress has co-managed the Fund since [December 2008].

Yon Perullo, CFA, Senior Quantitative Analyst, Global Equities – Mr. Perullo joined the Sub-Advisor in 2007, bringing over nine years of quantitative product development and investment experience to SGI. Prior to joining SGI, Mr. Perullo was Co-Founder and Portfolio Manager at Nascent Strategies, LLC from 2004 to 2007, a hedge fund that specialized in quantitative market neutral investing, where he was directly responsible for building the quantitative screening and risk management models employed by the fund. From 1998 to 2004, Mr. Perullo served as Vice President of Quantitative Analytics at FactSet Research Systems, where he directed the global sales and development of FactSet's suite of quantitative products, including alpha modeling, portfolio simulation and risk analysis. During his tenure at FactSet, Yon was extensively involved in aiding clients in strategy creation, portfolio analysis and execution, helping many clients to refine and improve their investment process. He earned his B.A. in Chemistry from the University of Rhode Island. Mr. Perullo has co-managed the Fund since [December 2008].

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

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ADDITIONAL INFORMATION

Additional and more detailed information about the Fund is included in the SAI dated December __, 2008. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Fund's investments is available in the Annual and Semi-Annual Reports. Also, in the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during their last fiscal year. Because shares of the Fund are available primarily for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Fund's SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Fund or Rydex Investments. This Prospectus does not constitute an offering by the Fund in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

PROSPECTUS
BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

[Insert Code]

STATEMENT OF ADDITIONAL INFORMATION

RYDEX VARIABLE TRUST

9601 BLACKWELL ROAD, SUITE 500

ROCKVILLE, MARYLAND 20850

800-820-0888         301-296-5100

WWW.RYDEXINVESTMENTS.COM

Rydex Variable Trust (the “Trust”) is a no-load mutual fund complex with a number of separate investment portfolios. This Statement of Additional Information (“SAI”) relates to shares of the following series (the “Fund”):

GLOBAL MARKET NEUTRAL FUND

This SAI is not a prospectus.  It should be read in conjunction with the Fund’s Prospectus dated [December]     , 2008 (the “Prospectus”).  Capitalized terms not defined herein are defined in the Prospectus.  Copies of the Fund’s Prospectus are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above.

The date of this SAI is [December] XX, 2008

The information in this SAI is not complete and may be changed. We may not sell these securities until the registration statement filed with the U.S.  Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE TRUST	3
INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS	3
INVESTMENT RESTRICTIONS	20
BROKERAGE ALLOCATION AND OTHER PRACTICES	23
MANAGEMENT OF THE TRUST	25
PRINCIPAL HOLDERS OF SECURITIES	38
DETERMINATION OF NET ASSET VALUE	38
PURCHASE AND REDEMPTION OF SHARES	39
DIVIDENDS, DISTRIBUTIONS, AND TAXES	40
OTHER INFORMATION	43
COUNSEL	45
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	45
CUSTODIAN	45
APPENDIX A – DESCRIPTION OF BOND RATINGS	A-1
APPENDIX B – SECURITY GLOBAL INVESTORS, LLC PROXY VOTING POLICY AND PROCEDURES	B-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on June 11, 1998.  The Trust is permitted to offer separate series (i.e., funds) and different classes of shares that are available through certain deferred variable annuity and variable insurance contracts (“Contracts”) that are offered through insurance companies, as well as to certain retirement plan investors.  Additional series and/or classes of shares may be created from time to time.

The Fund is an open-end management investment company.  Currently, the Trust consists of sixty-five (65) separate funds issuing a single class of shares. All payments received by the Trust for shares of the Fund belong to the Fund.  The Fund has its own assets and liabilities.

The Trust is the successor to the Rydex Advisor Variable Annuity Account (the “Separate Account”), and the subaccounts of the Separate Account (the “Rydex Subaccounts”).  To obtain historical financial information about the Rydex Subaccounts, please call 1-800-820-0888.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

General

The Fund’s investment objective and principal investment strategies are described in the Fund’s Prospectus.  The investment objective of the Fund is non-fundamental and may be changed without the consent of the holders of a majority of the Fund’s outstanding shares.

Portfolio management is provided to the Fund by the Trust’s investment adviser, PADCO Advisors II, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.  PADCO Advisors II, Inc. operates under the name Rydex Investments (“Rydex” or the “Advisor”). The investment strategies of the Fund discussed below and in the Prospectus may, consistent with the Fund’s investment objective and limitations, be used by the Fund if, in the opinion of the Advisor or sub-adviser, Security Global Investors, LLC (“SGI” or the “Sub-Advisor”), these strategies will be advantageous to the Fund.  The Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing its fundamental investment policies. There is no assurance that any of the Fund’s strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund’s objectives.  The following information supplements, and should be read in conjunction with the Fund’s Prospectus.

Borrowing

The Fund may borrow money for investment purposes.  Borrowing for investment purposes is one form of leverage.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity.  Because substantially all of the Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share (“NAV”) of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case.  Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds.  Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.  The Fund intends to use leverage during periods when the Sub-Advisor believes that the Fund’s investment objective would be furthered.

The Fund may also borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.  Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940 (the “1940 Act”), the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement.  Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement.  The Fund is authorized to pledge portfolio securities as the Sub-Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.

Currency Transactions

Foreign Currencies.  The Fund will invest directly and indirectly in foreign currencies.  Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar.  Exchange rates fluctuate for a number of reasons.

•                  Inflation.  Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

•                  Trade Deficits.  Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

•                  Interest Rates.  High interest rates may raise currency values in the short term by making such currencies more attractive to investors.  However, since high interest rates are often the result of high inflation long-term results may be the opposite.

•                  Budget Deficits and Low Savings Rates.  Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits.  Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation.  Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

•                  Political Factors.  Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

•                  Government Control.  Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements.  In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Fund’s investments is calculated in U.S. Dollars each day that the New York Stock Exchange (“NYSE”) is open for business.  As a result, to the extent that the Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Fund’s NAV as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase.  If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur.  The currency-related gains and losses experienced by the Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars.  Gains or losses on shares of the Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares.  The amount of appreciation or depreciation in the Fund’s assets also will be affected by the net investment income generated by the money market instruments in which the Fund invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The Fund may incur currency exchange costs when they sell instruments denominated in one currency and buy instruments denominated in another.

Currency-Related Derivatives and Other Financial Instruments. Although the Fund does not currently expect to engage in currency hedging, the Fund may use currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value.  Currency transactions include forward currency contracts, exchange-listed currency futures and options thereon, exchange-listed and over-the-counter options (“OTC options”) on currencies, and currency swaps.  A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers.  A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.  A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below.  The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody’s, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Sub-Advisor.

The Fund’s dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions (“Transaction Hedging”) or portfolio positions (“Position Hedging”).  Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom.  The Fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency.  The Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.  The Fund may use Position Hedging when the Sub-Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar.  The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency.  The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging.  Proxy hedging is often used when the currency to which the Fund’s portfolio is exposed is difficult to hedge or to hedge against the dollar.  Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund’s portfolio securities are or are expected to be denominated, and to buy U.S. Dollars.  The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies.  For example, if the Sub-Advisor considers that the Swedish krone is linked to the euro, the Fund holds securities denominated in krone and the Sub-Advisor believes that the value of the krone will decline against the U.S. Dollar, the Sub-Advisor may enter into a contract to sell euros and buy dollars.  Currency hedging involves some of the same risks and considerations as other transactions with similar instruments.  Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated.  Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging.  If the Fund enters into a currency hedging transaction, the Fund will “cover” its position so as not to create a “senior security” as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions.  Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments.  These actions can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.  Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally.  Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation.  Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available.  Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.  Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

The Fund may also buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market.  A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires.  A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires.  Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options.  OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

While the Fund does not anticipate doing so, it may conduct currency exchange transactions on a spot basis.  Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency.  The Fund will regularly enter into forward currency contracts.

The Fund may invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument.  This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the manager is trying to duplicate.  For example, the combination of U.S. Dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself.  Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

The Fund may invest in forward currency contracts to engage in either Transaction Hedging or Position Hedging. The Fund may each use forward currency contracts for Position Hedging if consistent with its policy of trying to expose its net assets to foreign currencies.  The Fund is not required to enter into forward currency contracts for hedging purposes and it is possible that the Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, the Fund may have to limit their currency transactions to qualify as “regulated investment companies” under the U.S. Internal Revenue Code of 1986, as amended (the “Code”).

The Fund currently does not intend to enter into forward currency contracts with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency.

If the Fund engages in an offsetting transaction, the Fund may later enter into a new forward currency contract to sell the currency.  If the Fund engages in an offsetting transaction, the Fund will incur a gain or loss to the extent that there has been movement in forward currency contract prices.  If forward prices go down during the period between the date the Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy.  If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Fund may convert its holdings of foreign currencies into U.S. Dollars from time to time, but will incur the costs of currency conversion.  Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

Equity Securities

The Fund will invest in equity securities.  Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate. Global stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Fund may purchase equity securities traded on exchanges all over the world, including the U.S., or the over-the-counter market. The Fund may invest in the types of equity securities described in more detail below.

•                  Common Stock.  Common stock represents an equity or ownership interest in an issuer.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•                  Preferred Stock.  Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•                  Convertible Securities.  Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio.  A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue.  If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities.  Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion.  The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities.  However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder.  When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase.  At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks.  Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise.  Convertible securities are also subject to credit risk, and are often lower-quality securities.

•                  Small and Medium Capitalization Issuers.  Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies.  This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management.  The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange.  Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

•                  Initial Public Offerings (“IPOs”) - The Fund may invest a portion of its assets in securities of companies offering shares in IPOs.  IPOs may be more volatile than other securities, and may have a magnified performance impact on funds with a small asset base.  The impact of IPOs on the Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s total returns.  IPOs may not be consistently available to the Fund for investing, particularly as the Fund’s asset base grows.  Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time.  This may increase the turnover of the Fund’s portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs.  By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.  In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time.  The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices.  Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  The Fund’s investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies.  These companies may have limited operating histories and their prospects for profitability may be uncertain.  These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions.  They may be more dependent on key managers and third parties and may have limited product lines.

Fixed Income Securities

The Fund may invest in fixed income securities.  The market value of the fixed income securities in which the Fund invests will change in response to interest rate changes and other factors.  During periods of falling interest rates, the values of outstanding fixed income securities generally rise.  Conversely, during periods of rising interest rates, the values of such securities generally decline.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments.  Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund’s NAV. Additional information regarding fixed income securities is described below:

•                  Duration.  Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates.  For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent.  Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

•                  Variable and Floating Rate Securities.  Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature.  Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.  The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes.  There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.  A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Debt Securities.  The Fund may invest in debt securities.  A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities.  Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities.  Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

Foreign Issuers

The Fund may invest in issuers located outside the United States through American Depositary Receipts (“ADRs”), “ordinary shares,” or “New York shares” issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted.  ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation.  Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States.  Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange.  New York shares are shares that a foreign issuer has allocated for trading in the United States.  ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protect the Fund from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies.  The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.  Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile.  Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States.  Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars.  There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises.  Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

Futures and Options Transactions

Futures and Options On Futures.  The Fund may use futures contracts and related options (i) for bona fide hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). To the extent the Fund uses futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of all of its series, including the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool under the CEA.

The Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade.  An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made.  Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract.  Generally, contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks.  To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities.  Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract.  In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option.  In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Options.  The Fund may purchase and write (sell) put and call options on securities and on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund’s investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period.  The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be “covered,” which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When the Fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Fund may trade put and call options on securities, securities indices and currencies, as the Sub-Advisor determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations.  See “Investment Restrictions.”

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, the Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Illiquid Securities

While the Fund does not  anticipate doing so, the Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933 (the “1933 Act”), but which can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act.  The Fund will not invest more than 15% of its net assets in illiquid securities.  If the percentage of the Fund’s net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities.  The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.  Under the current SEC guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws.  The Fund may not be able to sell illiquid securities when the Sub-Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid.  In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid.  Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a “safe harbor” from 1933 Act registration requirements for qualifying sales to institutional investors.   When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, the Fund may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security.  The Board of Trustees of the Trust (the “Board”) has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that the Fund may invest in to the Sub-Advisor.

Investments in Other Investment Companies

The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof.  Generally, the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate:  (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund.  The Fund may also invest in the securities of other investment companies if the Fund is part of a “master-feeder” structure or operates as a fund of funds in compliance with Sections 12(d)(1)(E), (F) and (G) and the rules thereunder.  The Fund will only make such investments in conformity with the requirements of Section 817 of the Code.

If the Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Investment companies may include index-based investments, such as exchange-traded funds (“ETFs”) that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.  The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, the Fund to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.

Lending of Portfolio Securities

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral).  The Fund will not lend portfolio securities to the [Advisor], Sub-Advisor or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent. By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.

The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Portfolio Turnover

In general, the Sub-Advisor manages the Fund without regard to restrictions on portfolio turnover.  The Fund’s investment strategies may, however, produce relatively high portfolio turnover rates from time to time.  The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover.  Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants.  To the extent that the Fund uses derivatives, they will generally be short-term derivative instruments.  As a result, the Fund’s reported portfolio turnover may be low despite relatively high portfolio activity which would, in turn, involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Generally, the higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the Fund and its long-term shareholders generally will be.  Such sales may result in the realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders.  Nonetheless, because a redemption fee is charged on frequent redemptions, the transaction costs associated with any portfolio turnover is offset by the redemption fees collected by the Fund.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year.  Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate.  Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Fund invests because such contracts generally have a remaining maturity of less than one-year.

Repurchase Agreements

The Fund may enter into repurchase agreements with financial institutions.  The Fund follows certain procedures designed to minimize the risks inherent in such agreements.  These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Sub-Advisor.  In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.  It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s net assets.  The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Sub-Advisor, liquidity or other considerations so warrant.

Reverse Repurchase Agreements

The Fund may use reverse repurchase agreements as part of the Fund’s investment strategy.  Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities.  Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.  Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund.  The Fund will establish a segregated account with the Trust’s custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund’s obligations in respect of reverse repurchase agreements.

Short Sales

The Fund will regularly engage in short sales transactions under which the Fund sells a security it does not own.  The Fund may also engage in short sales transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow or otherwise obtain the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan.  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.  The Fund may also use repurchase agreements to satisfy delivery obligations in short sale transactions.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will:  (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s short position.  The Fund may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

Swap Agreements

The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund’s illiquid investment limitations.  The Fund will not enter into any swap agreement unless the Sub-Advisor believes that the other party to the transaction is creditworthy.  The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable.  The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer.  The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.  The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks.  Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.  Payments may be made at the conclusion of a swap agreement or periodically during its term.  Other swap agreements may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

Swap agreements do not involve the delivery of securities or other underlying assets.  Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make.  If a swap counterparty defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.  The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund’s custodian.  Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and the Sub-Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market.  The Sub-Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

U.S. Government Securities

The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years.  Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship.  Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality.  Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of  cash capital to the instrumentalities in the event their liabilities exceed their assets.  This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership.  Consequently, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.  Additionally, the U.S. Treasury has implemented a temporary program to purchase new mortgage-backed securities issued by the instrumentalities.  This is intended to create more affordable mortgage rates for homeowners, enhance the liquidity of the mortgage market and potentially maintain or increase the value of existing mortgage-backed securities.  The program expires in December 2009.  No assurance can be given that the U.S. Treasury initiatives will be successful.

When-Issued and Delayed-Delivery Securities

The Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction).  These securities are subject to market fluctuation and no interest accrues to the purchaser during this period.  At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV.  The Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested.  At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.  The Fund will also establish a segregated account with its custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities.  The Trust does not believe that the Fund’s NAV or income will be adversely affected by the Fund’s purchase of securities on a when-issued or delayed-delivery basis.

INVESTMENT RESTRICTIONS

Fundamental Policies

The following investment limitations are fundamental policies of the Fund, and cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund’s outstanding shares.  The term “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

The Fund shall not:

1.                                       Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing (such investment strategies are only limited by the Fund’s ability to purchase securities or segregate assets equal to the Fund’s investment).  Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.  The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

2.                                       Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3.                                       Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4.	Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5.	Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6.	Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

7.

Invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board.

The Fund may not:

1.                                       Invest in warrants.

2.                                       Invest in real estate limited partnerships.

3.                                       Invest in mineral leases.

4.                                       Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or (F), if the Fund is an Essential Portfolio Fund Underlying Fund or an Alternative Strategies Allocation Fund Underlying Fund (the Rydex Essential Portfolio Funds and Rydex Alternative Strategies Allocation Fund, which are funds of funds, are described in a separate Rydex Statement of Additional Information dated August 1, 2008).

5.                                       Pledge, mortgage or hypothecate assets except to secure borrowings permitted by Fundamental Policy No. 1 above, or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

6.                                       Invest in companies for the purpose of exercising control.

7.                                       Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales “against the box” or in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

8.                                       Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

9.                                       Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

With respect to both the fundamental and non-fundamental policies of the Fund, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above under the heading “Fundamental Policies.”  With respect to borrowings in accordance with the limitations set forth in paragraph 1, in the event that such asset coverage shall at any time fall below 300 per centum, the Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to the general supervision by the Advisor and the Board, the Sub-Advisor is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any.  The Sub-Advisor expects that the Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934 (the “1934 Act”), and the rules and regulations thereunder.

Brokerage Transactions.  Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Sub-Advisor may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or the Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Sub-Advisor and the Trust’s Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order.  Nonetheless, the Sub-Advisor believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

Brokerage Selection.  The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund’s Sub-Advisor may select a broker based upon brokerage or research services provided to the Sub-Advisor.  The Sub-Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), permits the Sub-Advisor, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Sub-Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).  In the case of research services, the Sub-Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments.  Examples of research-oriented services for which the Sub-Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.  The Sub-Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services.  Information so received by the Sub-Advisor will be in addition to and not in lieu of the services required to be performed by the Fund’s Advisor under the Sub-Advisory Agreement.  Any advisory or other fees paid to the Sub-Advisor are not reduced as a result of the receipt of research services.

In some cases the Sub-Advisor may receive a service from a broker that has both a “research” and a “non-research” use.  When this occurs, the Sub-Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service.  The percentage of the service that is used for research purposes may be paid for with client commissions, while the Sub-Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes.  In making this good faith allocation, the Sub-Advisor faces a potential conflict of interest, but the Sub-Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering.  In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Sub-Advisor with research services.  The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances.  Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions.  These arrangements may not fall within the safe harbor of Section 28(e).

Brokerage with Fund Affiliates.  The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor, the Sub-Advisor, or Rydex Distributors, Inc., the distributor of the Fund’s shares (the “Distributor”) for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC.  In such instances, the placement of orders with such brokers would be consistent with the Fund’s objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Fund, the Advisor, the Sub-Advisor, or the Distributor.  With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.  The members of the Board, including those who are not “interested persons” of the

Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealers.”  The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year; (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.  Because the Fund is new, as of the date of this SAI, the Fund does not have any securities of “regular brokers or dealers” to report.

MANAGEMENT OF THE TRUST

Board Responsibilities. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

Members of the Board and Officers of the Trust.  Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust.  Also included below is the term of office for each of the Executive Officers of the Trust.  The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.  Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee
		Interested Trustees*
Michael P. Byrum (38)	Trustee from 2005 to present	PADCO Advisors, Inc.: Director from January 2008 to present; Chief Investment Officer from August 2006 to present; President from May 2004 to present; Secretary from December 2002 to present; Chief Operating Officer from October 2003 to May 2004; and Executive Vice President from December 2002 to May 2004 PADCO Advisors II, Inc.: Director from January 2008 to present; Chief Investment Officer from August 2006 to present;	158	None

Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee

President from May 2004 to present; Secretary from December 2002 to present; Chief Operating Officer from December 2003 to May 2004; and Executive Vice President from December 2002 to May 2004

Rydex Advisory Services:

President from August 2004 to present

Rydex Capital Partners I, LLC:

President and Secretary from October 2003 to April 2007

Rydex Capital Partners II, LLC:

President and Secretary from October 2003 to April 2007

Rydex Distributors, Inc.:

Secretary from December 2001 to May 2004; Executive Vice President from December 2002 to May 2004; and Chief Operating Officer from December 2003 to May 2004

Rydex Fund Services, Inc.:

Secretary from December 2002 to present; Executive Vice President from December 2002 to August 2006; and Chief Operating Officer from December 2003 to May 2004

Rydex Holdings, Inc.:

Secretary from December 2005 to present and Executive Vice President from December 2005 to August 2006

Advisor Research Center, Inc.:

Secretary from May 2006 to present and Executive Vice President from May 2006 to August 2006

Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee
Rydex Specialized Products, LLC: Director and Secretary from September 2005 to present
Carl G. Verboncoeur (56)	Trustee from 2004 to present; President from 2003 to present; Vice President from 1997 to present; and Treasurer from 1997 to 2003

PADCO Advisors, Inc.:

Director from January 2008 to present; Chief Executive Officer from October 2003 to present; Treasurer from December 2002 to present; Executive Vice President from December 2002 to October 2003; and President from October 2003 to May 2004

PADCO Advisors II, Inc.

Director from January 2008 to present; Chief Executive Officer from December 2003 to present; Treasurer from December 2003 to present; Executive Vice President from December 2002 to December 2003; and President from December 2002 to May 2004

Rydex Capital Partners I, LLC:

Treasurer from October 2003 to April 2007; and Executive Vice President from October 2003 to August 2006

Rydex Capital Partners II, LLC:

Treasurer from October 2003 to April 2007, and Executive Vice President from October 2003 to August 2006

Rydex Advisory Services:

Chief Executive Officer from August 2004 to present

Rydex Distributors, Inc.:

President and Chief Executive Officer from December 2003 to present; Treasurer from December 2002 to present; Executive Vice President from December 2002 to December

			158	None

Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee

2003; and Vice President from December 2001 to December 2002

Rydex Fund Services, Inc.:

Chief Executive Officer from December 2003 to present; President and Treasurer from December 2002 to present; and Executive Vice President from December 2001 to December 2002

Rydex Holdings, Inc.:

Chief Executive Officer, President and Treasurer from December 2005 to present

Advisor Research Center, Inc.:

Chief Executive Officer, President and Treasurer from May 2006 to present

Rydex Specialized Products, LLC:

Chief Executive Officer, Director and Treasurer from September 2005 to present

		Independent Trustees
Corey A. Colehour (63)	Trustee from 1993 to present; and Member of the Audit and Governance and Nominating Committees from 1995 to present	Retired from August 2006 to present; President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006	158	None
J. Kenneth Dalton (67)	Trustee from 1995 to present; Member of the Governance and	Retired	158	None

Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee
	Nominating Committee from 1995 to present; and Chairman of the Audit Committee from 1997 to present
John O. Demaret (68)	Trustee from 1997 to present; Chairman of the Board from 2006 to present; and Member of the Audit and Governance and Nominating Committees from 1997 to present	Retired	158	None
Werner E. Keller (68)	Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present	Founder and President of Keller Partners, LLC (registered investment adviser) from 2005 to present; and Retired from 2001 to 2005	158	None
Thomas F. Lydon (48)	Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present	President of Global Trends Investments (registered investment adviser) from 1996 to present	158	None

Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee
Patrick T. McCarville (66)	Trustee from 1997 to present; Chairman of the Governance and Nominating Committee from 1997 to present; and Member of the Audit Committee from 1997 to present	Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to present	158	None
Roger Somers (64)	Trustee from 1993 to present; and Member of the Audit and Governance and Nominating Committees from 1995 to present	Founder and Chief Executive Officer of Arrow Limousine from 1965 to present	158	None
		Officers
Nick Bonos (45)	Vice President and Treasurer from 2003 to present	Senior Vice President of Fund Services of PADCO Advisors, Inc. from August 2006 to present; Senior Vice President of Rydex Fund Services, Inc. from December 2003 to August 2006; Vice President of Accounting, Rydex Fund Services, Inc. from 2001 to 2003; and Chief Financial Officer and Manager of Rydex Specialized Products, LLC from September 2005 to present	158	Not Applicable
Joanna M. Haigney (42)	Chief Compliance Officer from	Chief Compliance Officer of PADCO Advisors, Inc. and PADCO Advisors II, Inc. from May 2005 to present and	158	Not Applicable

Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee
	2004 to present; and Secretary from 2000 to present

Rydex Capital Partners I, LLC and Rydex Capital Partners II, LLC from August 2006 to April 2007; Vice President of Compliance of PADCO Advisors, Inc. from August 2006 to present; Assistant Secretary of Rydex Distributors, Inc. from December 2001 to December 2003; and Vice President of Rydex Distributors, Inc. from December 2003 to May 2004 and Rydex Fund Services, Inc. from December 2001 to August 2006

Joseph Arruda (42)	Assistant Treasurer from 2006 to present	Vice President of PADCO Advisors, Inc. and PADCO Advisors II, Inc. from 2004 to present; Director of Accounting of PADCO Advisors, Inc. and PADCO Advisors II, Inc. from 2003 to 2004; Vice President of Mutual Funds, State Street Bank & Trust from 2000 to 2003	158	Not Applicable
Paula Billos (34)	Controller from 2006 to present	Director of Fund Administration of PADCO Advisors, Inc. and PADCO Advisors II, Inc. from 2001 to present	158	Not Applicable

*                                         Messrs. Verboncoeur and Byrum are “interested” persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Fund’s Advisor.

Board Standing Committees.  The Board has established the following standing committees:

Audit Committee.  The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust.  The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust’s service providers that are material to the Trust as a whole, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements;

considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and other audit related matters.  Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met four (4) times in the most recently completed fiscal year.

Governance and Nominating Committee.  The Board has a standing Governance and Nominating Committee that is composed of each of the independent trustees of the Trust.  The Governance and Nominating Committee operates under a written charter approved by the Board.  The principal responsibility of the Governance and Nominating Committee is to identify, recommend and nominate candidates to fill vacancies, if any, on the Trust’s Board.  The Governance and Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Exchange Act in conjunction with a shareholder meeting to consider the election of Board members.  The Governance and Nominating Committee also reviews the compensation for the Board members.  Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Governance and Nominating Committee. The Governance and Nominating Committee met twice during the most recently completed fiscal year.

Fund Shares Owned by Board Members.  The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund and all Rydex Funds as of the end of the most recently completed calendar year.  Because the Fund is new, as of the date of this SAI, none of the Trustees beneficially owned shares of the Fund.  Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.  The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Fund Name	Dollar Range of Fund Shares (1)	Aggregate Dollar Range of Shares in All Rydex Funds Overseen by Trustee (1),(2)
Interested Trustees
Michael P. Byrum	Global Market Neutral Fund	None	Over $100,000
Carl G. Verboncoeur	Global Market Neutral Fund	None	Over $100,000
Independent Trustees
Corey A. Colehour	Global Market Neutral Fund	None	$50,001-$100,000
J. Kenneth Dalton	Global Market Neutral Fund	None	$10,001-$50,000
John O. Demaret	Global Market Neutral Fund	None	Over $100,000
Thomas F. Lydon	Global Market Neutral Fund	None	None
Werner E. Keller	Global Market Neutral Fund	None	Over $100,000
Patrick T. McCarville	Global Market Neutral Fund	None	$50,001-$100,000
Roger J. Somers	Global Market Neutral Fund	None	Over $100,000

(1)	Information provided is as of December 31, 2007. As of the date of this SAI, none of the Trustees beneficially owned shares of the Fund.
(2)	Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

Board Compensation. – The following table sets forth compensation paid by the Trust for the fiscal year ended December 31, 2007:

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex *
Interested Trustees**
Michael P. Byrum	$0	$0	$0	$0
Carl G. Verboncoeur	$0	$0	$0	$0
Independent Trustees
Corey A. Colehour	$18,900	$0	$0	$142,500
J. Kenneth Dalton	$20,200	$0	$0	$150,000
John O. Demaret	$23,100	$0	$0	$167,500
Werner E. Keller	$18,900	$0	$0	$142,500
Thomas F. Lydon	$18,900	$0	$0	$142,500
Patrick T. McCarville	$19,500	$0	$0	$146,250
Roger J. Somers	$18,900	$0	$0	$142,500

*	Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Series Funds.
**

Messrs. Verboncoeur and Byrum are Interested Trustees, as that term is defined in the 1940 Act by virtue of their affiliation with the Fund’s Advisor.  As officers of the Advisor, they do not receive compensation from the Trust.

Codes of Ethics

The Board has adopted a Combined Code of Ethics (the “Code of Ethics”) pursuant to Rule 17j-1 under the 1940 Act.  The Advisor, Servicer and Distributor are also covered by the Code of Ethics.  The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees (“access persons”).  The Sub-Advisor has adopted its own Code of Ethics (the “Sub-Advisor’s Code of Ethics”) pursuant to Rule 17j-1, and the Sub-Advisor’s Code of Ethics applies to the personal investing activities of the Sub-Advisor’s access persons.  Rule 17j-1, the Code of Ethics, and the Sub-Advisor’s Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons.  Under the Code of Ethics and the Sub-Advisor’s Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.  In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings.  The Code of Ethics is on file with the SEC, and is available to the public.

Proxy Voting

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Advisor. The Advisor, in turn, has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Sub-Advisor subject to the Advisor’s oversight.  The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI.  The Board will periodically review the Fund’s proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX.  The Trust’s most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Variable Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.  The Trust’s Form N-PX is also available on the SEC’s web site at www.sec.gov.

The Advisor and the Advisory Agreement

PADCO Advisors II, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to the Fund pursuant to an advisory contract with the Trust.  PADCO Advisors II, Inc. was incorporated in the State of Maryland on July 5, 1994 and, together with PADCO Advisors, Inc., a registered investment adviser under common control, does business under the name Rydex Investments (the “Advisor”).

On January 18, 2008, Security Benefit Corporation and Security Benefit Life Insurance Company (together, “Security Benefit”) acquired Rydex Holdings, Inc., the Advisor’s parent company, together with several other Rydex entities.  As a result, the Advisor has undergone a change of control and is now a subsidiary of Security Benefit.  Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.

The Advisor monitors the performance, security holdings and investment management strategies of the Sub-Advisor and, when appropriate, evaluates any potential new asset managers for the Trust.  The Advisor also ensures compliance with the Fund’s investment policies and guidelines.  The Board supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities.  The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor.  The Advisor, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions, including the Sub-Advisor and its affiliates, for their expenses in connection with the distribution of Fund shares or for providing shareholder and sales support services on behalf of the Fund, and otherwise currently pay all distribution costs for Fund shares.

Pursuant to an investment advisory agreement with the Advisor, dated January 18, 2008 (the “Advisory Agreement”), the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Fund, in accordance with the investment objectives, policies and limitations of the Fund, and oversees the day-to-day operations of the Fund, subject to the general provision and control of the Board and the officers of the Trust.  As of July 1, 2008, assets under management of the Advisor and its affiliates were approximately $16.5 billion.  Pursuant to the Advisory Agreement, the Fund pays the Advisor at an annual rate of X.XX% based on the average daily net assets for the Fund.

The Sub-Advisor and the Sub-Advisory Agreement

Pursuant to an investment sub-advisory agreement dated          , 2008 (the “Sub-Advisory Agreement”), Security Global Investors, LLC serves as investment sub-adviser to the Fund and is responsible for the day-to-day management of the Fund’s portfolio.  The Sub-Advisor, located at 801 Montgomery Street, 2nd Floor, San Francisco, California 94133-5164, is an investment management firm registered with the SEC under the Investment Advisers Act of 1940.  As of June 30, 2008, the Sub-Advisor managed approximately $9.6 billion in assets.  The Sub-Advisor manages the day-to-day investment and the reinvestment of the assets of the Fund, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Advisor and the Board and the officers of the Trust.  The Sub-Advisor is a wholly-owned subsidiary of Security Benefit Corporation and Security Benefit Life Company (together “Security Benefit”).  Security Benefit is an affiliate of the Advisor.  Rydex Investments, the Advisor’s parent company, together with several other Rydex entities, are wholly-owned by Security Benefit and, therefore, the Sub-Advisor is an affiliate of the Advisor.  Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.

For its services as investment sub-adviser, SGI is entitled to receive a fee from the Advisor, which is calculated daily and paid monthly, at an annual rate of X.XX% of the Fund’s average daily net assets. In addition to providing sub-advisory services, the Sub-Advisor and its affiliates may provide shareholder and sales support services on behalf of the Fund.

The continuance of the Advisory Agreement and the Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement, Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement and Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days’ written notice to the Advisor, or by the Advisor on 60 days’ written notice to the Trust. The Advisory Agreement and Sub-Advisory Agreement provide that the Advisor and Sub-Advisor shall not be protected against any liability to the Trust or the Fund’s shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Portfolio Managers

This section includes information about the Fund’s portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Other Accounts Managed by Portfolio Managers. Including the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies(1)		Other Pooled Investment Vehicles(1)		Other Accounts(1)
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Mark Kress	5	$606,103,919	2	$22,321,167	4	$ $	50 Million- 60 Million
Yon Perullo	5	$606,103,919	2	$22,321,167	3	$ $	50 Million-60 Million

(1)	Information provided is as of August 29, 2008.

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment objective as the Fund.  Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another.  Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund.  However, the Sub-Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Portfolio Manager Compensation.  The portfolio managers of the Fund are employed and compensated by the Sub-Advisor, not the Fund. The compensation for the Fund’s portfolio managers consists of a fixed base salary plus a variable annual incentive award. The annual incentive award is discretionary and is based on the overall financial performance of the Sub-Advisor’s assets under management and does not directly affect any individual’s salary or bonus. However, the amount of the Sub-Advisor’s  assets under management affects the fee revenue attributable to the Sub-Advisor, which in turn affects the maximum amount of money available for the Sub-Advisor to distribute as compensation. The formula used to compensate portfolio managers of the Fund does not take into account the type of accounts managed by the portfolio manager.

Fund Shares Owned by Portfolio Managers. Because the Fund is new, as of the date of this SAI, none of the portfolio managers “beneficially owned” shares of the Fund.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

The Administrative Service Agreement and Accounting Service Agreement

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Fund by Rydex Fund Services, Inc. (the “Servicer”), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer.

Under the service agreement, the Servicer provides the Trust and the Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and the Fund under federal and state securities laws.  The Servicer also maintains the shareholder account records for the Fund, disburses dividends and distributions payable by the Fund, and produces statements with respect to account activity for the Fund and the Fund’s shareholders.  The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to the Fund; the Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.  Prior to November 2, 1998 the Servicer provided similar services to the Rydex Subaccounts.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of the Fund.  The service fee contractual rate paid to the Servicer by the Fund is set forth in the table below.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Fund.  Certain officers and members of the Board are also officers and directors of the Servicer.

Distribution

Pursuant to a distribution agreement adopted by the Trust (the “Distribution Agreement”), the Distributor, located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust.  The Distributor is a subsidiary of Security Benefit and an affiliate of the Advisor.  The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Fund.

Investor Services Plan

Pursuant to an Investor Services Plan dated December 31, 1998, the Distributor directly, or indirectly through other service providers determined by the Distributor (“Service Providers”), provides investor services to owners of Contacts who, indirectly through insurance company separate accounts, invest in shares of the Fund (“Investors”).  Investor services include some or all of the following:  printing fund prospectuses and statements of additional information and mailing them to Investors or to financial advisers who allocate funds for investments in shares of the Fund on behalf of Investors (“Financial Advisors”); forwarding communications from the Fund to Investors or Financial Advisors, including proxy solicitation material and annual and semiannual reports; assistance in facilitating and processing transactions in shares of the Fund in connection with strategic or tactical asset allocation investing; assistance in providing the Fund with advance information on strategic and tactical asset allocation trends and anticipated investment activity in the Fund; assisting Investors who wish or need to change Financial Advisors; and providing support services to Financial Advisors, including, but not limited to:  (a) providing Financial Advisors with updates on policies and procedures; (b) answering questions of Financial Advisors regarding the Fund’s portfolio investments; (c) providing performance information to Financial Advisors regarding the Fund; (d) providing information to Financial Advisors regarding the Fund’s investment objectives; (e) providing investor account information to Financial Advisors; and (f) redeeming Fund shares, if necessary, for the payment of Financial Advisor fees.

For these services, the Trust compensates the Distributor at an annual rate not exceeding .25% of the Fund’s average daily net assets.  The Distributor is authorized to use its fee to compensate Services Providers for providing Investor services.  The fee will be paid from the assets of the Fund and will be calculated and accrued daily and paid within fifteen (15) days of the end of each month.

Costs and Expenses

The Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines.  In addition, the Fund pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

Business Continuity and Disaster Recovery

The Advisor, the Distributor and the Servicer (collectively, the “Service Providers”) have developed a joint Business Continuity and Disaster Recovery Program (the “Program”) that is designed to minimize the disruption of normal business operations in the event of a disaster.  While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Fund for extended periods of time.  These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions.  Under each Service Provider’s agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Fund or to the Fund’s shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES

Because the Fund is new, as of the date of this SAI, there are no beneficial owners of 5% or more of shares of the Fund to report.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Calculating Net Asset Value.”  The NAV of the Fund serves as the basis for the purchase and redemption price of the Fund’s shares.  The NAV of the Fund is calculated by dividing the market value of the Fund’s securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund.  If market quotations are not readily available, a security will be valued at fair value by the Sub-Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by the Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter (“OTC”) market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used.  Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of the Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by the Fund. Options on futures contracts generally are valued with reference to the underlying futures contract.  If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Sub-Advisor using methods established or ratified by the Board.

The Fund will generally value the foreign securities in its portfolio at fair value because of the time difference between the close of the relevant foreign exchanges and the time the Fund prices its shares at the close of the NYSE.  Such valuation will attempt to reflect the U.S. financial markets’ perceptions and trading activity related to the Fund’s assets.  Under fair value pricing, the values assigned to the Fund’s securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

OTC securities held by the Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used.  Securities listed on the Nasdaq Global Select Market and Nasdaq Global Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of the Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used.  For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Sub-Advisor based on guidelines adopted by the Board.  Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by the Board.  The Board has adopted fair valuation procedures for the Fund and has delegated responsibility for fair value determinations to the Fair Valuation Committee which consists of members of the Sub-Advisor and the Servicer.  The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

PURCHASE AND REDEMPTION OF SHARES

Suspension of the Right of Redemption

The Fund may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors.  In cases where Nasdaq, the CME, Chicago Board Options Exchange (“CBOT”), or any foreign market where the Fund’s securities trade, as appropriate, is closed or trading is restricted, the Fund may ask the SEC to permit the right to redemption to be suspended.  On any day that any of the securities exchanges on which the Fund’s securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.  Any order received after that time will receive the next business day’s NAV.

Holidays

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays: (i) New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday.  Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government Bond Market is closed on Columbus Day and Veterans’ Day, and as of May 27, 2008, the U.S. Government Bond Market will likely close early the business day before all holidays, as recommended by the Bond Market Association.

Redemptions In-Kind

The Trust intends to pay your redemption proceeds in cash.  However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund’s NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Dividends from net investment income and any distributions of net realized capital gains from the Fund will be distributed as described in the Fund’s Prospectus under “Dividends and Distributions.”  Normally, all such distributions of the Fund will automatically be reinvested without charge in additional shares of the Fund.

Federal Tax Treatment of Dividends and Distributions

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI.  New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shares of the Fund will be purchased by life insurance companies for their separate accounts under variable annuity contracts and variable life insurance policies and by other entities under qualified pension and retirement plans.  Under the provisions of the Code currently in effect, net income and net realized capital gains of the Fund are not currently taxable when left to accumulate within a variable annuity contract or variable life insurance policy or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of the company’s variable annuity contracts or variable life insurance policies, refer to the life insurance company’s variable annuity contract or variable life insurance prospectus.  You should consult with your tax adviser regarding the federal, state and local tax treatment of withdrawals or distributions from your qualified pension or retirement plan.

Section 817(h) Diversification

Section 817(h) of the Code requires that the assets of the Fund be adequately diversified so that insurance companies that invest in their shares, and not variable annuity contract owners, are considered the owners of the shares for federal income tax purposes.  The Fund ordinarily must satisfy the diversification requirements within one year after contract owner funds are first allocated to the Fund.  In order to meet the diversification requirements of regulations issued under Section 817(h), the Fund will meet the following test:  no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments.  The Fund must meet the above diversification requirements within 30 days of the end of each calendar quarter.

The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares.  It is possible that when such regulations or rulings are issued, Contracts may need to be modified to comply with them.

The Internal Revenue Service has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a contract  being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that contract owners were not owners of the subaccount assets.  Although we do not believe this to be the case, these differences could result in Contract owners being treated as the owners of the assets of the subaccounts under the Contract.  We, therefore, reserve the right to modify the Contract as necessary to attempt to prevent the owners of the Contract from being considered the owners of a pro rata share of the assets of the subaccounts under the Contract.

Regulated Investment Company Status

The Fund intends to seek to qualify for, and elect to be treated as a Regulated Investment Company (“RIC”) under Subchapter M of the Code.  As a RIC, the Fund would not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund distributes to the Fund’s shareholders.

Accordingly, the Fund must, among other requirements, receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s investments in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the “90% Test”).  A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership  (the “Asset Test”).

In addition, the Fund must distribute at least 90% of its investment company taxable income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without any deduction for dividends paid to shareholders) and at least 90% of its net tax-exempt interest income, if any, for each tax year to its shareholders.  If the Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.  The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

In the event of a failure by the Fund to qualify as a RIC for any taxable year, all of its taxable income will be subject to tax at regular corporate income tax rates without any deductions for distributions to shareholders.  In addition, in such case, the Fund’s distributions, to the extent such distributions are derived from the Fund’s current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders as ordinary income.  In general, subject to certain limitations, such dividends would be eligible for the dividends received deduction for corporate shareholders.

Federal Excise Tax

It is expected that none of the Fund will be subject to the 4% excise tax normally imposed on RICs that do not distribute substantially all of their income and gains each calendar year, because that tax does not apply to a RIC whose only shareholders are segregated assets accounts of life insurance companies held in connection with variable annuity accounts and/or variable life insurance policies, and certain trusts under qualified pension and retirement plans.

Special Considerations

As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test.  It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC’s principal business of investing in stock or securities (or options and futures with respect to stock or securities).  No regulations have been issued pursuant to this authorization.  It is possible, however, that such regulations may be issued in the future.

It is also possible that the Fund’s strategy of investing in foreign currency-related financial instruments might cause the Fund to fail to satisfy the Asset Test, resulting in their failure to qualify as RICs.  Failure of the Asset Test might result from a determination by the Internal Revenue Service that financial instruments in which the Fund invests are not securities.  Moreover, even if the financial instruments are treated as securities, a determination by the Internal Revenue Service regarding the identity of the issuers of the securities or the fair market values of the securities that differs from the determinations made by the Fund could result in the failure by the Fund to diversify their investments in a manner necessary to satisfy the Asset Test.  The tax treatment of the Fund and its shareholders in the event the Fund fails to qualify as a RIC is described above under “Regulated Investment Company Status.”

In general, with respect to the Fund, gains from “foreign currencies” and from foreign currency options, foreign currency futures, and forward foreign exchange contracts (“forward contracts”) relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC.  It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to the Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. Dollar).  In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under the Code.  Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to special treatment.  In general, any such gains or losses will increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain.  Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

The Fund may incur a liability for foreign withholding taxes as a result of investment in stock or securities of foreign corporations.  If, at any year-end, more than 50% of the assets of the Fund are comprised of stock or securities of foreign corporations, the Fund may elect to “pass through” to shareholders the amount of foreign taxes paid by the Fund.  The Fund will make such an election only if the Fund deems this to be in the best interests of its shareholders.  If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in the Fund.

Options, Swaps and Other Complex Securities

The Fund may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts.  These investments may be subject to numerous special and complex tax rules.  These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses.  In turn, those rules may affect the amount, timing or character of the income distributed by the Fund.  The Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities, which may reduce the return on such investments.

Other Issues

The Fund may be subject to tax or taxes in certain states where the Fund does business.  Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

Portfolio Holdings

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund.  These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Fund’s Advisor, Sub-Advisor, principal underwriter, or any affiliated person of the Fund, the Advisor, the Sub-Advisor, or the principal underwriter.

Information concerning the Fund’s portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor, Sub-Advisor and other Service Providers, such as the Fund’s administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and/or the terms of the Fund’s current registration statement.  Because the Fund is new, as of the date of this SAI, the Fund did not yet disclose portfolio holdings, information to any individual or entity.  However, the Fund expects to disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

Individual/Entity	Frequency	Time Lag
Morningstar	Monthly	1-5 business days
Lipper	Monthly	1-5 business days
Thompson Financial	Quarterly	1-5 business days
Bloomberg	Quarterly	1-5 business days
Vickers Stock Research	Quarterly	1-5 business days
Standard & Poor’s	Quarterly	1-5 business days
Institutional Shareholder Services (formerly, Investor Responsibility Research Center)	Weekly	1-5 business days

The Fund’s Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect.  The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter.  In no event shall the Fund, the Advisor, the Sub-Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Fund’s Chief Compliance Officer and the Fund, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Fund reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion.  For purposes of the Policies and Procedures, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by the Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Fund.

In addition to the permitted disclosures described above, the Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov.

Voting Rights

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder.  You receive one vote for every full Fund share owned. The Fund or class of the Fund, if applicable, will vote separately on matters relating solely to the Fund or class.  All shares of the Fund are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act.  However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust.  If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting.  Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

Reporting

You will receive the Trust’s unaudited financial information and audited financial statements.  In addition, the Trust will send you proxy statements and other reports.  If you are a customer of a financial institution that has purchased shares of the Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

Shareholder Inquiries

Shareholders may visit the Trust’s web site at www.rydexinvestments.com or call  800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 8484 Westpark Drive, McLean, Virginia 22102, serves as the independent registered public accounting firm to the Trust and the Fund.

CUSTODIAN

U.S. Bank, N.A. (the “Custodian”), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Fund under a custody agreement between the Trust and the Custodian.  Under the custody agreement, the Custodian holds the portfolio securities of the Fund and maintains all necessary related accounts and records.

APPENDIX A

Bond Ratings

Below is a description of Standard & Poor’s Ratings Group (“Standard & Poor’s”) and Moody’s Investors Service, Inc. (“Moody’s”) bond rating categories.

Standard & Poor’s Ratings Group

Corporate Bond Ratings

AAA -This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated “AA” also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from “AAA” issues only in small degree.

A - Bonds rated “A” have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated “BBB” are regarded as having an adequate capability to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated “BB” have less near-term vulnerability to default than other speculative issues.  However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated “B” have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated “CCC” have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Moody’s Investors Service, Inc.

Corporate Bond Ratings

Aaa - Bonds rate “Aaa” are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to a “gilt-edged.”   Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rate “Aa” are judged to be of high quality by all standards.  Together with the Aaa group, they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds

A-1

because margins of protections may not be as large as in ”Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in “Aaa” securities.

A - Bonds rated “A” possess many favorable investment attributes, and are to be considered as upper medium grade obligations.  Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated “Baa” are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated “Ba” are judged to have speculative elements. Their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B - Bonds rated “B” generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated “Caa” are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

A-2

APPENDIX B

SECURITY GLOBAL INVESTORS, LLC

SECURITY INVESTORS, LLC

SECURITY FUNDS PROXY VOTING

POLICY AND PROCEDURES

June 15, 2007

GENERAL POLICY

As an investment adviser, the Firm must treat voting rights as to securities held in clients’ portfolios in a manner that is in those clients’ best interests.(1)

1.                            COMPLIANCE PROCEDURES

The Proxy Voting Guidelines, attached as Exhibit A to these Proxy Voting Policies and Procedures, set forth the guidelines that the Firm uses in voting specific proposals.  However, the vote entered on a client’s behalf with respect to a particular proposal may differ from the Proxy Voting Guidelines if it is determined to be in the best interest of the client.  If a proposal is voted in a manner different than set forth in the Proxy Voting Guidelines, the reasons therefore shall be documented in writing.  The manner in which specific proposals are to be voted, may differ based on the type of client account.  For example, a specific proposal may be considered on a case-by-case basis for socially aware client accounts, while all other accounts may always vote in favor of the proposal.

The Firm has delegated to an independent third party (the “Service Provider”), the responsibility to review proxy proposals and to vote proxies in a manner consistent with the Proxy Voting Guidelines.  The Service Provider notifies the Firm of all proxy proposals that do not fall within the Proxy Voting Guidelines (i.e. proposals which are either not addressed in the Proxy Voting Guidelines or proposals for which the Firm has indicated that a decision will be made on a case-by-case basis).

Proposals which are either not addressed in the Proxy Voting Guidelines, or which are indicated to be voted case-by-case, are sent by the Service Provider to the Firm’s compliance officer.  If the compliance officer determines that there is no material conflict of interest, the proposal is forwarded to the applicable portfolio manager and is voted in accordance with his or her recommendation.(2)  Proposals where it is determined that the Firm does have a material conflict of interest are handled as described in Section 2.

2.                            MATERIAL CONFLICT OF INTEREST IDENTIFICATION AND RESOLUTION

The Firm may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes.  For example, the Firm may provide investment management services to accounts owned or controlled by

(1)  Note: only separate account clients and the Funds – and not investors in those Funds – are considered the Firm’s clients.

(2) Any activity or function assigned to the Firm’s compliance officer under these procedures may be performed by one or more associates reporting to the compliance officer.

companies whose management is soliciting proxies.  The Firm or its affiliates may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships.  Determination of whether there is a material conflict of interest between the Firm and a client due to (a) the provision of services or products by the Firm or a Firm affiliate to the company on whose behalf proxies are being solicited, (b) personal relationships that may exist between personnel of the Firm or its affiliates and proponents of a proxy issue or (c) any other matter or thing, shall be made by the Firm’s compliance officer.  The compliance officer may consult with the Law Department regarding any potential conflict of interest.

If a material conflict of interest is determined to exist, it may be resolved in any of the following ways:

(a)  Following the vote recommendation of an independent fiduciary appointed for that purpose.

(b)  Voting pursuant to client direction.(3)

(c)  Abstaining.

(d)  Disclosing the conflict to the client and obtaining their consent prior to voting.(4)

(e)  Voting according to a pre-determined policy as set forth in the Proxy Voting Guidelines.

The method selected by the Firm to resolve the conflict may vary from one instance to another depending upon the facts and circumstances of the situation, but in each case, consistent with its duty of loyalty and care.

•     3.     RESPONSIBILITY AND OVERSIGHT

It is the responsibility of the Firm’s compliance officer to monitor the proxy voting process.  The compliance officer may designate an employee to carry out the day-to-day functions of tracking compliance with these Proxy Voting Policies and Procedures.

Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client’s custodian bank.  If a client has delegated voting discretion to the Firm, the client must instruct its custodian bank to deliver all relevant voting material to the Firm.

•     4.     UNDUE INFLUENCE

If at any time any person involved in the Firm’s proxy voting process is pressured or lobbied either by the Firm’s personnel or affiliates or third parties with respect to a particular proposal, he or she should provide information regarding such activity to the Firm’s compliance officer, or in his or her absence, to the Law Department.  A determination will then be made regarding this information, keeping in mind the Firm’s duty of loyalty and care to its clients.

•     5.     RECORDKEEPING AND DISCLOSURE

The Firm will maintain the following records relating to proxy votes cast under these policies and procedures:

(3) With respect to an investment company client, the direction of the Fund’s Board, or a committee thereof, will be deemed to be “client direction.”

(4) With respect to an investment company client, it will be sufficient to disclose the conflict to the Fund’s Board, or a committee thereof, and to obtain the consent of such Board or committee.

(a)          A copy of these policies and procedures.

(b)         A copy of each proxy statement the Firm receives regarding client securities.

(c)          A record of each vote cast by the Firm on behalf of a client.

(d)         A copy of any document created by the Firm’s personnel that was material to making a decision how to vote proxies on behalf of a client or that memorialized the basis for that decision.

(e)          A copy of each written client request for information on how the Firm voted proxies on behalf of the client, and a copy of any written response by the Firm to any client request (regardless of whether such client request was written or oral) for information on how the Firm voted proxies on behalf of the requesting client.

The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations.  The Firm may rely on one or more third parties to make and retain the records referred to in items (b) and (c) above.

The Firm provides clients with a copy of its Proxy Voting Policies and Procedures, including the Proxy Voting Guidelines, upon written request.  The Firm will make specific client information relating to proxy voting available to a client upon written request.

•     6.     SPECIAL SITUATIONS

In certain situations, the Firm may be unable to vote or may determine not to vote a proxy on behalf of one or more clients.  While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

Securities Lending.  Various accounts over which the Firm has proxy voting discretion participate in securities lending programs.  Because title to loaned securities passes to the borrower, the Firm will be unable to vote any security that is out on loan to a borrower on a proxy record date.  Efforts to recall loaned securities are not always effective.  However, the Firm reserves the right to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

Share blocking.  In certain countries the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security in question (“share blocking”).  The portfolio manager retains the final authority to determine whether to block the shares in the client’s account or to forego voting the shares.

Lack of adequate information, untimely receipt of proxy or excessive costs.  The Firm may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances.  Proxy materials not delivered in a timely manner may prevent analysis or entry of a vote by voting deadlines.  The Firm’s practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to the client.

PART C

Item 23.	Exhibits

(a)(1)

Certificate of Trust of Rydex Variable Trust (the “Registrant” or the “Trust”) dated June 11, 1998 is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Initial Registration Statement on Form N-1A (File No. 333-57017), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001047469-98-024374 on June 17, 1998.

(a)(2)

Registrant’s Declaration of Trust dated June 11, 1998 is incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Initial Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-98-024374 on June 17, 1998.

(a)(3)

Amendment dated November 21, 2005 to the Registrant’s Declaration of Trust dated June 11, 1998 is incorporated herein by reference to exhibit (a)(3) of Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-06-002087 on February 16, 2006.

(b)

Registrant’s Amended and Restated By-Laws are incorporated herein by reference to exhibit (b)(1) of Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-06-002087 on February 16, 2006.

(c)	Not Applicable.

(d)(1)

Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors II, Inc., d/b/a Rydex Investments, with respect to all series of the Trust except for the Absolute Return Strategies Fund and Hedged Equity Fund, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-009438 on February 12, 2008.

(d)(2)

Expense Limitation Agreement dated May 1, 2006 between the Registrant and PADCO Advisors II, Inc., with respect to the Commodities Strategy Fund (formerly, Commodities Fund), is incorporated herein by reference to exhibit (d)(4) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-07-002141 on January 11, 2007.

(d)(3)

Amendment dated February 29, 2008 to the Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors II, Inc., d/b/a Rydex Investments, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 33 to the Reigstrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-058978 on September 16, 2008.

(d)(4)	Amendment to the Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors II, Inc., d/b/a Rydex Investments, with respect to the Global

1

130/30 Strategy Fund (formerly, the Multi-Cap Core Equity Fund) and the Global Market Neutral Fund, to be filed by amendment.

(d)(5)

Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors II, Inc. d/b/a Rydex Investments, with respect to the Absolute Return Strategies Fund and Hedged Equity Fund only, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-009438 on February 12, 2008.

(d)(6)

Investment Sub-Advisory Agreement dated January 18, 2004 between PADCO Advisors II, Inc., d/b/a Rydex Investments, and CLS Investment Firm, LLC is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-009438 on February 12, 2008.

(d)(7)

Investment Sub-Advisory Agreement between PADCO Advisors II, Inc. and Valu-Trac Investment Management Limited, with respect to the International Rotation Fund, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-027931 on April 29, 2008.

(d)(8)

Form of Sub-Advisory Agreement between PADCO Advisors II, Inc. and Security Global Investors, LLC, with respect to the Global 130/30 Strategy Fund (formerly, the Multi-Cap Core Equity Fund) and the Global Market Neutral Fund, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-058978 on September 16, 2008.

(e)(1)

Distribution Agreement dated January 18, 2008 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-009438 on February 12, 2008.

(e)(2)

Investor Services Agreement dated January 18, 2008 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-009438 on February 12, 2008.

(e)(3)

Investor Services Plan dated December 31, 1998 is incorporated herein by reference to exhibit (e)(3) of Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-99-015244 on April 16, 1999.

(e)(4)

Amendment dated February 29, 2008 to the Investor Services Plan dated December 31, 1998 is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-058978 on September 16, 2008.

2

(f)	Not Applicable.

(g)(1)

Custody Agreement dated August 31, 1998 between the Registrant and Star Bank, N.A. (now U.S. Bank), is incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-06-024641 on April 12, 2006.

(g)(2)

Amended and Restated Foreign Custody Manager Agreement dated April 24, 2008 between the Registrant and U.S. Bank, N.A. (formerly, Star Bank, N.A.) is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-058978 on September 16, 2008.

(g)(3)

Revised Schedule II to the Amended and Restated Foreign Custody Manager Agreement dated April 24, 2008 between the Registrant and U.S. Bank, N.A. (formerly, Star Bank, N.A.), with respect to the Global 130/30 Strategy Fund (formerly, the Multi-Cap Core Equity Fund) and the Global Market Neutral Fund is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-058978 on September 16, 2008.

(h)(1)

Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to exhibit (h)(1) of Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-05-011085 on April 22, 2005.

(h)(2)

Amendment dated February 29, 2008 to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-058978 on September 16, 2008.

(h)(3)

Amendment to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc., with respect to the Global 130/30 Strategy Fund and the Global Market Neutral Fund, to be filed by amendment.

(h)(4)

Accounting Services Agreement dated August 11, 1998 between the Registrant and PADCO Service Company, Inc., d/b/a Rydex Fund Services, Inc., is incorporated herein by reference to exhibit (h)(2) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-98-037424 on October 16, 1998.

(h)(5)

Amendment dated February 29, 2008 to the Accounting Services Agreement dated August 11, 1998 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-058978 on September 16, 2008.

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(h)(6)

Amendment to the Accounting Service Agreement dated August 11, 1998 between the Registrant and Rydex Fund Services, Inc., with respect to the Global 130/30 Strategy Fund and Global Market Neutral Fund, to be filed by amendment.

(i)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

(j)	Not Applicable.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(1)

Distribution Plan dated February 14, 2003 is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-06-024641 on April 12, 2006.

(m)(2)

Amendment dated February 17, 2006 to Distribution Plan dated February 14, 2003 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-06-024641 on April 12, 2006.

(n)	Not Applicable.

(o)	Not Applicable.

(p)(1)

Combined Code of Ethics for the Registrant, Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, PADCO Advisors, Inc. d/b/a Rydex Investments, PADCO Advisors II, Inc. d/b/a Rydex Investments, Rydex Capital Partners I, LLC, Rydex Capital Partners II, LLC, Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-009438 on February 12, 2008.

(p)(2)

Code of Ethics for NorthStar Financial Services Group, Inc., and specifically CLS Investment Firm, LLC, dated as of January 12, 2006, is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-07-033272 on April 30, 2007.

(p)(3)

Code of Ethics for Valu-Trac Investment Management Limited is incorporated herein by reference to exhibit (p)(3) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-07-071077 on September 25, 2007.

(p)(4)

Code of Ethics of Security Global Investors, LLC is incorporated herein by reference to exhibit (p)(3) of Post-Effective Amendment No. 78 to Rydex Series Funds’ Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-002290 on September 12, 2008.

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(q)

Powers of Attorney for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-07-033272 on April 30, 2007.

Item 24.	Persons Controlled by or under Common Control with the Fund

Not Applicable.

Item 25.	Indemnification

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of June 11, 1998 (the “Declaration of Trust”), that permits the Registrant to indemnify its trustees and officers under certain circumstances.  Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.  The Registrant’s Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity.  This indemnification is subject to the following conditions:

(a)

no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

(b)	officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c)

expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Registrant’s Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

Item 26.	Business and other Connections of the Investment Adviser

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

PADCO Advisors II, Inc., d/b/a Rydex Investments, (the “Advisor”) is the investment adviser for the Trust.  The Advisor also serves as investment adviser to a number of other investment companies.  The principal address of the Advisor is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.  The Advisor is an investment adviser registered under the Investment Advisers Act of 1940.

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Name	Position with Advisor	Other Business
Carl G. Verboncoeur	Chief Executive Officer	Director of ICI Mutual Insurance Company
	(CEO) and Treasurer	CEO, President and Manager of Rydex Holdings, LLC
President, CEO and Treasurer of Rydex Fund Services, Inc.
CEO, Director and Treasurer of PADCO Advisors, Inc.
CEO, Director and Treasurer of PADCO Advisors II, Inc.
President and Trustee of Rydex Series Funds
President and Trustee of Rydex Dynamic Funds
President and Trustee of Rydex Variable Trust
President and Trustee of Rydex ETF Trust
President, CEO and Treasurer of Rydex Distributors, Inc.
CEO, President and Treasurer of Advisor Research Center, Inc.
Treasurer of Rydex Specialized Products, LLC
Michael P. Byrum	Chief Investment Officer	CIO, Director, President and Secretary of PADCO Advisors, Inc.
	(CIO), President and	CIO, Director, President and Secretary of PADCO Advisors II, Inc.
	Secretary	Secretary of Rydex Fund Services, Inc.
CIO of Rydex Holdings, LLC
Trustee and Vice President of Rydex Series Funds
Trustee and Vice President of Rydex Dynamic Funds
Trustee and Vice President of Rydex Variable Trust
Trustee and Vice President of Rydex ETF Trust
Manager of Rydex Specialized Products, LLC
Secretary of Advisor Research Center, Inc.
Joanna M. Haigney	Senior Vice President and Chief Compliance Officer	Senior Vice President and Chief Compliance Officer of PADCO Advisors, Inc.
Senior Vice President and Chief Compliance Officer of PADCO Advisors II, Inc.
Chief Compliance Officer and Secretary of Rydex Series Funds
Chief Compliance Officer and Secretary of Rydex Dynamic Funds
Chief Compliance Officer and Secretary of Rydex ETF Trust
Chief Compliance Officer and Secretary of Rydex Variable Trust

CLS Investment Firm, LLC (“CLS”) is the investment sub-adviser for the Trust’s CLS Amerigo Fund, CLS Clermont Fund and CLS Berolina Fund.  The principal address of CLS is 4020 South 147th Street, Omaha, Nebraska 68137.  CLS is an investment adviser registered under the Investment Advisers Act of 1940.

Name	Position with CLS	Other Business
W. Patrick Clarke	Manager	Manager of NorthStar Financial Services Group, LLC
Manager of Gemini Fund Services, LLC
Manager of Orion Advisor Services, LLC
Manager of Aquarius Fund Distributors, LLC
Manager of Forum Financial Consultants LLC

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Name	Position with CLS	Other Business
Manager of GemCom, LLC
Manager of Fund Compliance Services, LLC
Director of Constellation Trust Company
President of AdvisorOne Funds
Todd Clarke	President and Manager	Executive Vice President of Sales of CLS Investment Firm, LLC (from 2/2003 to 2/2006).
Executive Vice President of NorthStar Financial Services Group, LLC (from 2/2003 to 2/2006)
Robert Jergovic	Chief Investment Officer	None
Scott Kubie	Executive Vice President and Chief Strategist	President and Manager of CLS Investment Firm, LLC (from 2/2003 to 6/2005)
Mike Miola	Manager	Manager of NorthStar Financial Services Group, LLC
Manager of Orion Advisor Services, LLC
Manager of GemCom, LLC
Manager of Fund Compliance Services, LLC
Director of Constellation Trust Company
Manager of Gemini Fund Services, LLC
Chairman of the Board of Trustees of AdvisorOne Funds
Brian Nielsen	General Counsel, Chief	General Counsel and Secretary of NorthStar Financial Services Group, LLC
	Compliance Officer and	General Counsel and Secretary of Orion Advisor Services, LLC
	Secretary	General Counsel, Secretary, President and Manager of Aquarius Fund Distributors, LLC
General Counsel, Secretary and Director of Constellation Trust Company
Assistant Secretary of Gemini Fund Services, LLC
Assistant Secretary of GemCom, LLC
Assistant Secretary of Fund Compliance Services, LLC
Chief Legal Officer and Secretary of AdvisorOne Funds

Valu-Trac Investment Management Limited (“Valu-Trac”) is the investment sub-adviser for the Trust’s International Rotation Fund.  The principal address of Valu-Trac is Mains of Orton Fochabers, Moray, Scotland IV32 7QE.  The Sub-Advisor is an investment adviser registered under the Investment Advisers Act of 1940.

Name	Position with Valu-Trac	Other Business
R. Peter W. Millar CA	Chief Executive Officer	Chief Executive Officer of Valu-Trac Investment Research Limited
Sole Proprietor of Valu-Trac Research, Orton Estate, and Orton Farms
Executive Director of Valu-Trac Master Fund SPC, Valu-Trac Strategic Fund SPC, Valu-Trac Strategic Fund LLC, Valu-Trac Funds PLC, and Spey Fishing

7

Name	Position with Valu-Trac	Other Business
Trust Ltd.
Non-Executive Director of Pahlson Moller Ltd. and Gordonstoun Foundation Ltd.
Trustee of R.P.W. Millar 1998 Discretionary Trust
Malcolm G. Strang Steel	Non-Executive Director	Partner of Turcan Connell, Solicitors
WS		Partner of Greenhead Farm

Non-Executive Director of Gleneagles Farms, Ltd., Hope Sixteen (Properties) Ltd., Hope Sixteen (Trustees) Ltd., Logie Enterprises Ltd., Princes Exchange (Nominees) Ltd., Princes Exchange (Trustees) Ltd., Prospero Trustees, Ltd., Relugas Farms Ltd., TC Nominees (No. 1) Ltd., TC Nominess (No. 2), TC Nominees (No. 3) Ltd., TC Nominees (No. 4) Ltd., TC Nominess (No. 5) Ltd., Turcan Connell (PEP Nominess) Ltd., Turcan Connell (Trustees) Ltd. and Valu-Trac Investment Research Ltd.

Anne Laing	Chief Compliance Officer	Executive Director of Valu-Trac Funds PLC

Security Global Investors, LLC (“SGI”) is the investment sub-adviser for the Trust’s Global 130/30 Strategy Fund (formerly, the Multi-Cap Core Equity Fund).  The principal address of SGI is 801 Montgomery Street, 2nd Floor, San Francisco, California 94133-5164.  SGI is an investment adviser registered under the Investment Advisers Act of 1940.

Name	Position with SGI	Other Business
Richard M. Goldman	President and Manager

Senior Vice President, Security Benefit Corporation; President and Managing Member Representative, Security Investors, LLC; Director, Security Distributors, Inc.; Director, First Security Benefit Life Insurance and Annuity Company of New York; President and Chairman of the Board, Security Funds

Kris A. Robbins	Manager	Chairman of the Board, President, and Chief Executive Officer, Security Benefit Corporation; Chairman, President, and Chief Executive Officer, Security Benefit Life Insurance Company

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statement of Additional Information.

Item 27.                 Principal Underwriters

(a)                                  Rydex Distributors, Inc. serves as the principal underwriter for the Registrant, Rydex Series Funds, Rydex Dynamic Funds and Rydex ETF Trust.

(b)                                 The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.

8

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Carl G. Verboncoeur	Director, CEO, President and Treasurer	CEO, Treasurer and Trustee
Kevin Farragher	Director, Senior Vice President and Secretary	None
Peter Brophy	Chief Financial Officer	None
Allison Charley	Chief Compliance Officer	None
Gregg Ruvoli	Director	None
Thomas Swank	Director	None

Item 28.                 Location of Accounts and Records

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant’s custodian:

U.S. Bank, National Association

425 Walnut Street

Cincinnati, Ohio 45202

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant’s administrator:

Rydex Fund Services, Inc.

9601 Blackwell Road

Suite 500

Rockville, Maryland 20850

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s adviser, PADCO Advisors II, Inc., and sub-advisers, CLS Investment Firm, LLC (for the CLS AdvisorOne Amerigo, CLS AdvisorOne Berdina and CLS AdvisorOne Clermont Funds), Security Global Investors, LLC (for the Global 130/30 Strategy and Global Market Neutral Funds) and Valu-Trac Investment Management Limited (for the International Rotation Fund):

PADCO Advisors II, Inc.

9601 Blackwell Road

Suite 500

Rockville, Maryland 20850

CLS Investment Firm, LLC

4020 South 147th Street

Omaha, Nebraska 68137

Valu-Trac Investment Management Limited

Mains of Orton Fochabers

Moray, Scotland IV32 7QE

9

Security Global Investors, LLC

801 Montgomery Street

2nd Floor

San Francisco, California 94133-5164

Item 29.                 Management Services

There are no management-related service contracts not discussed in Parts A and B.

Item 30.                 Undertakings

None.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 34 to Registration Statement No. 333-57017 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on the 17th day of October, 2008.

Rydex Variable Trust

/s/ Carl G. Verboncoeur
Carl G. Verboncoeur
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 34 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Carl G. Verboncoeur	President and Chief Executive Officer	October 17, 2008
Carl G. Verboncoeur

*	Member of the Board of Trustees	October 17, 2008
J.Kenneth Dalton

*	Member of the Board of Trustees	October 17, 2008
John O. Demaret

*	Member of the Board of Trustees	October 17, 2008
Patrick T. McCarville

*	Member of the Board of Trustees	October 17, 2008
Roger Somers

*	Member of the Board of Trustees	October 17, 2008
Corey A. Colehour

/s/ Michael P. Byrum	Member of the Board of Trustees	October 17, 2008
Michael P. Byrum

11

*	Member of the Board of Trustees	October 17, 2008
Werner E. Keller

*	Member of the Board of Trustees	October 17, 2008
Thomas F. Lydon

/s/ Nick Bonos	Vice President and Treasurer	October 17, 2008
Nick Bonos

*	/s/ Carl G. Verboncoeur
Carl G. Verboncoeur

*

Attorney-in-Fact, pursuant to powers of attorney for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers which are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC on April 30, 2007.

12

Exhibit Index

Number	Exhibit:

EX-99.I	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP

13